Fair Value of Financial Instruments - Summary of Change in Fair Value of Level 3 Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		$ 1,766	$ 1,107	$ 1,767	$ 1,767
Issuances						2,100
Change in fair value of derivative liability		(659)	(635)	(660)	(660)	(333)
Write-off to Other income (expense)			(472)
Ending Balance		$ 1,107		$ 1,107	$ 1,107	$ 1,767